Related Party Transactions (Details) - CAD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Management fees	$ 369,522	$ 235,238
Share-based payments	940,268
Key management personnel compensation	$ 1,309,790	$ 235,238